SUBSEQUENT EVENT (Details Narrative) - Subsequent Events [Member]	1 Months Ended
Oct. 25, 2021 USD ($) integer
Statement [Line Items]
Convertible promissory note issued value	$ 49,884
Proceeds from convertible promissory note issued	$ 37,500
Interest or principal bearing interest rate	22
Lowest closing bid price percentage rate	61
Convertible promissory note bearing interest rate per annum percentage	12
Number of trading days of conversion | integer	15
Range of prepayment premium percentage	15% and 40%